Income Taxes - Schedule of Income Tax Expense Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Disclosure [Abstract]
(Loss) income before income tax	¥ 191,900	$ 29,494	¥ 28,863	¥ (38,750)
Tax (benefit) expense at PRC enterprise income tax rate of 25%	47,975		7,216	(9,688)
Income tax on tax holidays	(30,740)		(16,533)	(2,972)
Tax effect of permanence differences	(8,190)		(621)	(2,080)
Effect of income tax rate differences in jurisdictions other than the PRC	14,364		13,026	13,843
Change in tax rate	4,202
Income tax (benefit) expense	¥ 27,611	$ 4,244	¥ 3,088	¥ (897)